UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22097

Tortoise Gas and Oil Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

Tortoise Gas and Oil Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2008
	Shares	Fair Value

Limited Partnerships and Limited Liability Companies - 123.1% (1)
Oil and Gas Production - 96.1% (1)
BreitBurn Energy Partners L.P. (2)	740,740	$14,659,245
EV Energy Partners, L.P.	99,988	2,822,661
Encore Energy Partners LP	311,200	6,189,768
Legacy Reserves, LP	360,141	7,671,003
Legacy Reserves, LP (2)	731,707	14,787,799
Linn Energy, LLC	658,517	15,014,188
Quest Energy Partners, L.P.	306,800	4,752,332
		65,896,996
Midstream Energy Infrastructure - 27.0% (1)
Copano Energy, L.L.C.	115,407	4,206,585
MarkWest Energy Partners, L.P.	80,000	2,760,000
Quest Midstream Partners, L.P. (2) (3)	465,000	8,137,500
TC PipeLines, LP	99,760	3,408,799
		18,512,884
Total Limited Partnerships and Limited Liability Companies (Cost $94,482,270)		84,409,880

Short-Term Investment - 0.2% (1)
Investment Company - 0.2% (1)
First American Government Obligations Fund - Class Y, 2.91% (4)
Cost ($109,867)	109,867	109,867

Total Investments (Cost $94,592,137) - 123.3% (1)		84,519,747
Liabilities in Excess of Cash and Other Assets - (23.3%) (1)		(15,967,291)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$68,552,456

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Restricted securities have a total fair value of $37,584,544 which represents 54.8% of net assets.
(3) Private company.
(4) Rate indicated is the 7-day effective yield as of February 29, 2008.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value per unit and percent of net assets which the securities comprise at February 29, 2008.

Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Fair Value Per Unit	Fair Value as Percent of Net Assets
BreitBurn Energy Partners L.P.	Common Units	740,740	10/30/07	$ 19,999,980	$19.79	21.4%
Legacy Reserves, LP	Common Units	731,707	11/08/07	14,999,994	20.21	21.6
Quest Midstream Partners, L.P.	Common Units	465,000	10/30/07	9,300,000	17.50	11.8
				$ 48,299,981		54.8%

As of February 29, 2008, the aggregate cost of securities for federal income tax purposes was $94,001,250. At February 29, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $251,823, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $9,733,326 and the net unrealized depreciation was $9,481,503.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE GAS AND OIL CORPORATION

Date: April 24, 2008	By:	/s/David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

TORTOISE GAS AND OIL CORPORATION

Date: April 24, 2008	By:	/s/David J. Schulte
David J. Schulte
President and Chief Executive Officer

Date: April 24, 2008	By:	/s/Terry Matlack
Terry Matlack
Chief Financial Officer